Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
Revenue from Major Charterers
Charterers individually accounting for more than 10% of revenues during the years ended December 31, 2017, 2016 and 2015 were:

Customer	2017	2016	2015
A	17%	-	-
B	17%	-	-
C	-	18%	-
D	-	12%	15%
E	-	-	47%
F	-	-	12%
G	-	-	10%
Total	34%	30%	84%